Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos: 033-48940
811-06722

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant filed as part of Post-Effective Amendment No. 103 for the following: (i) the statutory prospectuses with respect to Investor Class and Institutional Class shares of all series of the Registrant; (ii) the statutory prospectus with respect to Class A, Class B, Class C and Advisor Class shares of certain series of the Registrant; (iii) the statutory prospectus with respect to Class Z shares of certain series of the Registrant; and (iv) the statement of additional information with respect to all series of the Registrant, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 103 on April 30, 2013.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Secretary